Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY:

a.	Share capital

Each holder of the Company’s ordinary shares, par value NIS 0.01 per share, is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and declared by the Company’s Board of Directors (the “Board”). Since inception, the Company has not declared any dividends.

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2023		December 31, 2022
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	57,778,628	100,000,000	55,094,237
Total	100,000,000	57,778,628	100,000,000	55,094,237

On January 2, 2022, the Company issued 2,953 RSUs to its Chief Executive Officer for services rendered prior to 2022.

On January 19, 2022, the Company issued 89,286 shares to the former shareholders of Nanox AI due to partial achievement of a milestone that occurred post-closing.

On December 29, 2022, the Company entered into a settlement with respect to any additional amount that could be granted under the Agreement, according to which the Company issued Nanox AI’s former shareholders an additional 2,648,424 ordinary shares (representing additional consideration of approximately $18,617 thousand). As a result of the settlement, both parties’ performance obligations under the Agreement have been satisfied in full.

On April 28, 2023, the Company entered into a settlement with respect to any additional amount that could be granted under the Agreement, according to which the Company issued USARAD Holding Inc. former shareholders an additional 255,392 ordinary shares (representing additional consideration of approximately $1,561 thousand). As a result of the settlement, both parties’ performance obligations under the Agreement have been satisfied in full.

On July 26, 2023 the Company entered into a securities purchase agreement with a single institutional investor for the purchase and sale of 2,142,858 of the Company’s ordinary shares, par value NIS 0.01 per share together with warrants to purchase up to 2,142,858 ordinary shares at a combined purchase price of $14.00 per share, in a registered direct offering. The warrants have an exercise price of $19.00 per share, are exercisable immediately upon issuance and will expire five years from issuance. The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”. Accordingly, the warrants are considered indexed to the entity’s own stock and are classified within equity.

b.	Share based compensation

On September 3, 2019, the Company’s board of directors resolved to adopt an equity incentive plan (the “Plan”). Based on such plan, each option will be exercisable for one ordinary share of the Company and will become exercisable at such terms and during such periods, as the Company’s board of directors shall determine. Pursuant to the Plan (and further increase of option pool approved by the Company’s board of directors), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants.

As of December 31, 2023, there were 1,220,446 ordinary shares reserved for the equity incentive plan. The Company’s board of directors also approved the Plan for the purpose of selecting the capital gains tax track, under Section 102 of the Israeli Income Tax Ordinance, for options granted to the Company’s Israeli employees.

As of December 31, 2023, there is an unrecognized share-based compensation expense of $15,721 thousand to be recognized over the average remaining vesting period of 1.90 years.

The following table summarizes share-based awards for the period ended December 31, 2023:

During 2023, the Company granted certain employees, officers and directors awards to purchase 545,105 of the Company’s ordinary shares for an average exercise price of $11.22. The Company’s stock options have a term of 10 years from grant date. The granted options generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.. Included in the awards are 35,500 RSUs that were granted to certain employees on May 23, 2023. Out of those 34,750 were exercised in 2023 and the remaining were forfeited. The Company recorded an expense of $642 attributable to RSUs awards during the reporting period, which was included in Research and development expenses, net.

	Year ended December 31, 2023
		Weighted
	Number of	average
	share-based	exercise
	payment	Price (in
	awards	U.S. Dollar)
Outstanding at beginning of year	5,115,910	$15.19
Changes during the year:
Granted	545,105	11.22
Exercised	(286,141)	3.02
Forfeited	(153,480)	19.36
Outstanding at end of year	5,221,394	13.34
Aggregate intrinsic value	$5,112	-
Exercisable at end of year	3,621,783	10.43
Aggregate intrinsic value	$5,110	-

The fair value of each granted award is estimated at the date of grant using the Black-Scholes option-pricing model. The assumptions used for the year ended December 31, 2023 and year ended at December 31, 2022 are as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Dividend yield	0	0
Expected volatility	74.26% - 81.80%	50.75% - 52.75%
Risk-free interest rate	3.45% - 4.28%	1.52% - 4.34%
Expected term (years)	6.25 - 10	5.52–10

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the awards granted in dollar terms. The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life).

The following table summarizes information concerning outstanding and exercisable awards as of December 31, 2023:

December 31, 2023
Awards outstanding				Awards exercisable
	Number of		Weighted	Number of	Weighted
	awards		average	awards	average
	outstanding		remaining	exercisable	remaining
Exercise	at end of		contractual	at end of	contractual
price	year		life (years)	year	life (years)
$0.00-0.01	31,389	*)	-	31,389	-
$2.21	2,313,143		5.94	2,312,101	5.94
$11.06	52,000		9.39	-	-
$11.52	346,500		9.47	43,312	9.47
$16.00	213,109		6.03	161,062	5.37
$17.63	968,328		8.68	319,132	8.52
$23.19	210,000		7.78	105,000	7.78
$23.42	16,000		7.77	8,000	7.77
$23.84	595,268		7.95	313,184	7.94
$23.86	69,400		7.75	39,035	7.75
$24.97	21,900		7.42	13,687	7.42
$28.96	18,875		6.84	18,875	6.84
$30.66	26,400		7.53	14,848	7.53
$30.93	20,000		6.81	20,000	6.81
$36.74	3,000		6.93	2,250	6.93
$40.21	45,072		7.19	32,777	7.19
$49.68	233,000		7.05	160,187	7.05
$59.2	13,000		6.94	9,750	6.94
$64.61	25,010		7.12	17,194	7.12

*)	Including 18,326 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 13,063 RSUs that were issued in consideration for services.

3)	Share-based compensation expenses

	Year Ended December 31,
	2023	2022	2021
	(U.S. dollars in thousands)
Cost of revenue	56	99	51
Research and development	3,818	4,806	3,248
Sales and Marketing	484	997	2,442
General and administrative	2,480	12,721	13,065
	6,838	18,623	18,806